UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22007

RMR ASIA REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Asia Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

 801 Pennsylvania Avenue, Tower II, 4th Floor

Kansas City, Missouri 64102

Christina T. Simmons, Esq.

State Street Bank and Trust Company

 100 Huntington Avenue, 3rd Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

RMR Asia Real Estate Fund

Portfolio of Investments  –  September 30, 2008 (unaudited)

Company	Shares	Value
Common Stocks – 89.9%
Hong Kong – 37.1%
Diversified – 18.2%
Agile Property Holdings, Ltd.	201,356	$91,986
China Overseas Land & Investment, Ltd.	600,000	727,225
China Resources Land, Ltd.	1,015,000	1,077,907
Hongkong Land Holdings, Ltd.	865,000	2,591,373
Hysan Development Co., Ltd.	1,025,000	2,668,160
Kerry Properties, Ltd.	195,000	632,007
KWG Property Holding, Ltd.	1,060,000	286,983
New World China Land, Ltd.	1,650,000	392,715
Shun TAK Holdings, Ltd.	585,000	201,434
The Wharf (Holdings), Ltd.	296,000	845,651
		9,515,441
Hospitality – 13.6%
Regal Real Estate Investment Trust *	2,166,000	323,147
Sun Hung Kai Properties, Ltd.	659,000	6,790,847
		7,113,994
Office – 1.3%
Champion Real Estate Investment Trust *	1,735,000	709,438

Retail – 4.0%
Hang Lung Properties, Ltd.	880,000	2,071,550
Total Hong Kong (Cost $29,513,415)		19,410,423

Japan – 43.4%
Diversified – 32.9%
Aeon Mall Co., Ltd.	53,000	1,579,630
Mitsubishi Estate Co., Ltd.	353,500	6,965,768
Mitsui Fudosan Co., Ltd.	220,000	4,250,826
Shoei Co., Ltd.	76,960	750,858
Sumitomo Realty & Development Co., Ltd.	169,000	3,680,605
		17,227,687
Office – 10.5%
Japan Excellent, Inc. *	16	71,483
Nippon Building Fund, Inc. *	210	2,030,104
Nomura Real Estate Office Fund, Inc. *	71	485,173
NTT Urban Development Corp.	1,400	1,702,398
Orix REIT, Inc. *	80	410,563
Tokyu REIT, Inc. *	127	825,602
		5,525,323
Total Japan (Cost $34,312,443)		22,753,010

Malaysia – 0.8%
Diversified – 0.8%
KLCC Property Holdings Berhad	507,200	400,581
Total Malaysia (Cost $578,744)		400,581

Philippines – 1.4%
Diversified – 1.4%
Filinvest Land, Inc.	22,590,000	313,273
Megaworld Corp.	13,467,000	418,913
		732,186
Total Philippines (Cost $2,146,774)		732,186

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Singapore – 7.2%
Diversified – 7.2%
Allgreen Properties, Ltd.	308,000	$137,134
Ascendas Real Estate Investment Trust *	1,020,000	1,347,450
Capitaland, Ltd.	330,000	719,327
CDL Hospitality Trusts *	754,000	459,304
Singapore Land, Ltd.	105,000	354,197
Suntec Real Estate Investment Trust *	640,000	523,258
Yanlord Land Group, Ltd.	390,000	255,832
		3,796,502
Total Singapore (Cost $6,744,129)		3,796,502
Total Common Stocks (Cost $73,295,505)		47,092,702

Warrants – 2.4%
India – 1.8%
Ansal Properties & Infrastructure, Ltd., Macquarie Bank, Ltd., expiring 1/17/12 (a)	70,000	129,500
DLF, Ltd., Macquarie Bank, Ltd., expiring 6/26/12 (a)	48,000	359,520
Unitech, Ltd., Macquarie Bank, Ltd., expiring 6/24/08 (a)	180,000	446,400
Total India (Cost $2,405,595)		935,420

Taiwan – 0.6%
Chong Hong Construction, Macquarie Bank, Ltd., expiring 5/13/08 (a)	210,000	182,700
Farglary Land Development Co., Ltd.,Macquarie Bank, Ltd, expiring 1/17/12 (a)	142,000	136,320
Total Taiwan (Cost $1,152,937)		319,020
Total Warrants (Cost $3,558,532)		1,254,440

Short-Term Investments – 7.1%
Other Investment Companies – 7.1%
Dreyfus Cash Management, Institutional Shares, 2.71% (b) (Cost $3,728,174)	3,728,174	3,728,174
Total Investments – 99.4% (Cost $80,582,211) (c)		52,075,316
Other assets less liabilities – 0.6%		300,703
Net Assets – 100%		$52,376,019

Notes to Portfolio of Investments

*	Company is organized as a real estate investment trust as defined by the laws of its country of domicile.
(a)	As of September 30, 2008, this security had not paid a distribution.
(b)	Rate reflects 7 day yield as of September 30, 2008.
©	The Fund’s investments for federal income tax purposes, as of September 30, 2008, are as follows:

Cost	$80,582,211

Gross unrealized appreciation	$—
Gross unrealized depreciation	(28,506,895)
Net unrealized depreciation	$(28,506,895)

Fair Value Measurements

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. When the S&P 500 Index fluctuates significantly from the previous day close, we believe that the closing price in the local market may no longer represent the fair value of foreign securities at the time of the U.S. market close.  Accordingly, in such circumstances, we report holdings in such foreign securities at their fair values as determined by an independent security pricing service.  The service uses a multi-factor model that includes such information as the issue’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts, and futures, as applicable.  The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$3,728,173
Level 2 - Other significant observable inputs	48,347,143
Level 3 – Significant unobservable inputs	—
Total	$52,075,316

There were no investments in securities characterized as Level 3 on December 31, 2007 or September 30, 2008.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR ASIA REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 28, 2008